Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	Jun. 24, 2025	Jun. 17, 2025
C000261240 [Member]
Account Value [Line Items]
Accumulated Value	$ 17,011	$ 15,047	$ 13,282	$ 11,804		$ 10,000
C000261241 [Member]
Account Value [Line Items]
Accumulated Value	10,804	10,725	10,448	10,294	$ 10,000
Solactive GBS United States 1000 Net Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	12,735	11,558	11,466	10,824		$ 10,000
Solactive GBS United States 1000 Net Total Return Index ($12,499) [Member]
Account Value [Line Items]
Accumulated Value	$ 12,499	$ 11,343	$ 11,253	$ 10,623	$ 10,000